REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Disaggregated Revenue by Revenue Type and Performance) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 23,032	$ 25,101	$ 44,276	$ 47,555
Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,901	10,897	13,705	21,520
Maintenance and professional services [Member]
Disaggregation of Revenue [Line Items]
Revenues	15,131	14,204	30,571	26,035
Software products [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,147	9,960	12,625	20,243
Hardware products [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	754	937	1,080	1,277
Support and maintenance [Member] | Maintenance and professional services [Member]
Disaggregation of Revenue [Line Items]
Revenues	12,315	11,305	24,703	21,674
Professional services [Member] | Maintenance and professional services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,816	$ 2,899	$ 5,868	$ 4,361